Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended	24 Months Ended	59 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2013
Net loss	$ (395,168)	$ (449,629)	$ (319,180)	$ (644,602)	$ (1,527,447)
Adjustment to reconcile net loss to cash used in operating activities:
Accretion of debt discount	3,985	8,306	4,131	12,669	20,785
Amortization of deferred financing costs	1,297				1,297
Loss (gain) on settlement of debt			(24,552)	43,470	18,918
Impairment of intangible assets			92,538		92,538
Shares issued for management fees	6,000				13,000
Stock-based compensation					2,227
Changes in operating assets and liabilities:
Prepaid expense and deposits	(104)	7,575	(7,575)	7,575	(104)
Accounts payable and accrued liabilities	261,464	42,499	3,494	133,278	428,803
Accounts payable and accrued liabilities – related	67,214	26,270	12,137	45,082	124,433
Due to related parties					11,965
Net Cash Used in Operating Activities	(55,312)	(364,979)	(239,007)	(402,528)	(813,585)
Investing activities
Acquisition of intangible assets			(10,000)		(10,000)
Net Cash Used by Investing Activities			(10,000)		(10,000)
Financing activities
Proceeds from convertible debenture	53,000				53,000
Proceeds from loan payable		60,000	510,000	60,000	709,600
Repayments of loan payable			(149,449)		(149,449)
Proceeds from related parties					2,649
Repayments to related parties			(25,000)		(25,000)
Capital contribution			200,600		200,600
Proceeds from the issuance of common stock				35,000	42,523
Net Cash Provided by Financing Activities	53,000	60,000	536,151	95,000	833,923
Change in Cash	(2,312)	(304,979)	287,144	(307,528)	10,338
Cash, Beginning of Period	12,650	320,178	33,034	320,178
Cash, End of Period	10,338	15,199	320,178	12,650	10,338
Non-cash investing and financing activities
Debt discount due to beneficial conversion feature	60,000				60,000
Forgiveness of related party debt					2,649
Issuance of common shares to settle debt			14,965	580,055	580,055
Issuance of common shares for acquisition of assets			250,000		250,000
Issuance of preferred shares for acquisition of assets			7,500		7,500
Issuance of note payable for acquisition of assets			$ 325,000		$ 325,000